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                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
            THE PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated April 30, 2007 (as supplemented) for the Protected Equity Portfolio variable annuity contracts issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA or First MetLife Investors Insurance Company (depending on the company that issued your contract) will be sent to you without charge.


1. MONEY MARKET PORTFOLIO


Throughout the prospectuses, all references to "money market portfolio" and "BlackRock Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


2. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


3. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract,


                                                                    SUPP-PEP0516
      the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.


4. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors" and "MetLife Investors USA," as applicable, add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company and MetLife Insurance Company USA, as applicable, will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


5. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. INVESTMENT OPTIONS


Replace the list of investment portfolios and investment portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectuses with the list of investment portfolios and investment portfolio investment adviser information attached to this prospectus supplement.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 888-556-5412

                                       2

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MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.37%     0.62%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                 DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                    FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Ultra-Short Term Bond       0.34%         0.25%       0.03%         --        0.62%         0.02%         0.60%
  Portfolio

 MetLife Stock Index Portfolio        0.25%         0.10%        0.02%        --        0.37%         0.01%         0.36%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



                                       3

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INVESTMENT OPTIONS


METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     MetLife Stock Index Portfolio (Class D)


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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



           INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ------------------------------------------ -----------------------------------------
 METROPOLITAN SERIES FUND

 BlackRock Ultra-Short Term Bond           Seeks a high level of current income       MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock   consistent with preservation of capital.   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 MetLife Stock Index Portfolio (Class D)   Seeks to track the performance of the      MetLife Advisers, LLC
                                           Standard & Poor's 500(R) Composite Stock   Subadviser: MetLife Investment Advisors,
                                           Price Index.                               LLC


                                      B-1